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Scudder Investments VIT Funds

o   Scudder Real Estate Securities Portfolio

Supplement To Prospectus Dated May 1, 2004



The following replaces "The portfolio managers" subsection of the "Who Manages and Oversees the Portfolio" section.

John F. Robertson, CFA                                   John W. Vojticek
Partner of RREEF and Co-Manager of the portfolio.        Managing Director of RREEF and Co-Manager of the
  o Joined RREEF in 1997, Deutsche Asset Management,     portfolio.
    Inc. in 2002 and the portfolio in 2003. (Lead          o Joined RREEF, Deutsche Asset Management, Inc. and
    Manager as of December 31, 2004).                        the portfolio in September, 2004.
  o Prior to that, Assistant Vice President of Lincoln     o Prior to that, Principal at KG Redding and
    Investment Management responsible for REIT               Associates, March, 2004-September, 2004.
    research.                                              o Prior to that, Managing Director of RREEF from
  o Over 13 years of investment industry experience.         1996-March, 2004 and Deutsche Asset Management, Inc.
  o MBA, Indiana University.                                 from 2002-March, 2004.
                                                           o Eight years of investment industry experience.
Jerry W. Ehlinger
Managing Director of RREEF and Co-Manager of the         Mark D. Zeisloft, CFA
portfolio.                                               Managing Director of RREEF and Co-Manager of
  o Joined RREEF, Deutsche Asset Management, Inc. and     the portfolio.
    the portfolio in 2004.                                 o Joined RREEF in 1996, Deutsche Asset Management,
  o Prior to that, Senior Vice President at Heitman Real     Inc. in 2002 and the portfolio in 2003.
    Estate Investment Management from 2000-2004.           o Over 13 years of investment industry experience.
  o Prior to that, Senior Research Associate at Morgan     o MBA, University of Chicago.
    Stanley Asset Management from 1995-2000.
  o Over nine years of investment industry experience.   Karen J. Knudson
  o MS, University of Wisconsin-Madison.                 Partner of RREEF and Co-Manager of the portfolio
                                                         through December 31, 2004.
                                                           o Joined RREEF in 1995, Deutsche Asset Management,
                                                             Inc. in 2002 and the portfolio in 2003.
                                                           o Over 21 years of investment industry experience.
                                                           o MBA, University of California at Berkeley.















               Please Retain This Supplement for Future Reference



October 13, 2004